Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Rental expense for operating leases	$ 83	$ 82	$ 73
Operating lease arrangements period	10 years